2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Tax Year Three [Member]
Derivative liability balance, beginning			$ 3,455,000	$ 218,000	$ 218,000
Additions to derivative liability for new debt			1,897,000		2,213,000
Reclass to equity upon conversion			(2,552,500)		(236,000)
Derecognition of notes redeemed for cash					(340,000)
Change in fair value	$ 211,500	$ 332,000	(1,116,500)	$ 239,000	1,600,000	$ (11,000)
Derivative liability balance, ending	$ 1,683,000		$ 1,683,000		$ 3,455,000	$ 218,000